Concentrations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Concentrations [Line Items]
Federally insured limit amount (in Dollars)			$ 250,000
Concentrations of foreign sales (in Dollars)	$ 0	$ 4,509	$ 4,509	$ 0
Deposits (in Dollars)	$ 250,000
Customer Concentration Risk [Member] | Customer One [Member] | Sales Revenue, Net [Member]
Concentrations [Line Items]
Risk percentage	86.00%	86.00%	85.00%	73.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Risk percentage	91.00%		88.00%	50.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Risk percentage			10.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Risk percentage				15.00%
Credit Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Risk percentage				23.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier One [Member]
Concentrations [Line Items]
Risk percentage	12.00%	11.00%	15.00%	17.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier Two [Member]
Concentrations [Line Items]
Risk percentage		13.00%	10.00%	13.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier Three [Member]
Concentrations [Line Items]
Risk percentage		10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Concentrations [Line Items]
Risk percentage	10.00%		11.00%	27.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Two [Member]
Concentrations [Line Items]
Risk percentage	18.00%		18.00%	24.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Three [Member]
Concentrations [Line Items]
Risk percentage	16.00%		20.00%	13.00%